STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (Parentheticals)	Dec. 31, 2019 shares
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
Number of class B common stock shares subject to forfeiture	750,000